Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash (note 5)	$ 1,653	$ 2,474	$ 2,457
Marketable securities (note 6)	186	425	625
Amounts receivable	57	645	235
Prepaid expenses and deposits (note 7)	717	947	479
Current assets	2,613	4,491	3,796
Non-current assets:
Restricted cash (note 5)	115	115	115
Prepaid expenses and deposits (note 7)	198	220	0
Mineral property interests (note 8)	39,072	37,258	36,050
Equipment (note 9)	1,525	1,675	1,786
Non-current assets	40,910	39,268	37,951
Total assets	43,523	43,759	41,747
Current liabilities:
Accounts payable and accrued liabilities	836	1,053	818
Flow-through share premium liability (note 10)	317	185	0
Current liabilities	1,153	1,238	818
Non-current liabilities:
Provision for site reclamation and closure (note 11)	1,891	1,662	1,747
Total liabilities	3,044	2,900	2,565
Equity:
Share capital	121,988	105,870	67,553
Share option and warrant reserve	6,937	6,046	6,108
Accumulated other comprehensive income (loss)	225	(60)	18
Deficit	(88,671)	(70,997)	(34,497)
Total equity	40,479	40,859	39,182
Total liabilities and equity	$ 43,523	$ 43,759	$ 41,747